Fair Value Measurement (Details 2) - Non-Recurring [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill, Fair value	$ 108,010	$ 108,871
Goodwill, Total losses in the year ended		(6,659,691)
Intangible Assets, Fair value	96,457	396,753
Intangible Assets, Total losses in the year ended	$ (291,817)	$ (1,111,149)